Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Summary of Calculations of Basic EPS and Diluted EPS

The calculations of Basic EPS and Diluted EPS are set forth in the table below (in thousands, except share and per share amounts).

	Three Months Ended March 31,
	2015	2014
Basic and diluted:
Net loss	$(6,752)	$(14,999)

Weighted average common shares—basic and diluted	33,796,380	33,746,917

Basic and diluted EPS	$(0.20)	$(0.44)

The calculations of Basic EPS and Diluted EPS are set forth in the table below (in thousands, except share and per share amounts):

	Year Ended December 31,
	2014	2013	2012
Basic and diluted:
Net loss	$(32,623)	$(46,705)	$(6,998)

Weighted average common shares—basic and diluted	33,780,433	33,640,323	33,476,316

Basic and diluted EPS	$(0.97)	$(1.39)	$(0.21)

Investments In Marketable Securities Measured at Fair Value On a Recurring Basis

The following tables present the Company’s investments in marketable securities (including, if applicable, those classified on the Company’s balance sheet as cash equivalents) that are measured at fair value on a recurring basis as of March 31, 2015, and December 31, 2014, respectively:

March 31, 2015	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
	(in thousands)
U.S. Treasury and U.S. or state government agency-backed securities	$14,429	$—	$—
Corporate debt securities	—	17,935	—
Municipal bonds	—	644	—
Accrued interest	156	—	—

Total investments in marketable securities	$14,585	$18,579	$—

December 31, 2014	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
	(in thousands)
U.S. Treasury and U.S. or state government agency-backed securities	$22,685	$—	$—
Corporate debt securities	—	30,372	—
Municipal bonds	—	1,075	—
Accrued interest	241	—	—

Total investments in marketable securities	$22,926	$31,447	$—

The following tables present the Company’s investments in marketable securities (including, if applicable, those classified on the Company’s balance sheet as cash equivalents) that are measured at fair value on a recurring basis as of December 31, 2014 and 2013, respectively:

December 31, 2014	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
U.S. Treasury and U.S. or state government agency-backed securities	$22,685	$—	$—
Corporate debt securities	—	30,372	—
Municipal bonds	—	1,075	—
Accrued interest	241	—	—

Total cash equivalents and marketable securities	$22,926	$31,447	$—

December 31, 2013	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
U.S. Treasury and U.S. or state government agency-backed securities	$37,029	$—	$—
Corporate debt securities	—	43,347	—
Municipal bonds	—	3,509	—
Certificates of deposit	5,000	—	—
Accrued interest	407	—	—

Total cash equivalents and marketable securities	$42,436	$46,856	$—

Changes in Accumulated Other Comprehensive Income or Loss

The table below reflects changes in accumulated other comprehensive income for the three months ended March 31, 2015, in thousands.

Accumulated other comprehensive income, January 1, 2015	$4
Unrealized loss on available-for-sale securities, net	—
Net realized gains on available-for-sale securities reclassified out of other comprehensive income	(2)
Income taxes	21

Accumulated other comprehensive income, March 31, 2015	$23

The table below reflects changes in accumulated other comprehensive income for the year ended December 31, 2014, in thousands.

Accumulated other comprehensive income, January 1, 2014	$87
Unrealized loss on available-for-sale securities, net	(147)
Net realized gains on available-for sale securities reclassified out of other comprehensive income	(8)
Income taxes	72

Accumulated other comprehensive income, December 31, 2014	$4